Condensed consolidated statements of changes in owners'/partners' equity - USD ($) $ in Thousands		General partner units	Common units	Subordinated units	Incentive distribution rights	Preference units	Total Partners' equity	Total Owners' Capital	Total
Balance at the beginning of the period at Dec. 31, 2016	[1]	$ 10,095	$ 565,408	$ 60,988	$ 5,878		$ 642,369	$ 196,937	$ 839,306
Balance at beginning of period (in units) at Dec. 31, 2016		701,933	24,572,358	9,822,358
Profit and total comprehensive income attributable to GasLog's operations (see Note 14)								21,606	21,606
Net proceeds from public offerings and issuances of common units and general partner units		$ 1,809	$ 86,994				88,803		88,803
Number of units issued for net proceeds from public offerings and issuances of common units and general partner units		87,365	4,280,877
Net proceeds from public offering and issuance of preference units (Note 5)						$ 138,782	138,782		138,782
Number of units issued for net proceeds from public offering and issuance of preference units (see Note 5)						5,750,000
Cash distribution to GasLog in exchange for net assets contribution to the Partnership								(66,643)	(66,643)
Difference between net book values of acquired subsidiary and consideration paid		$ (820)	$ (173)	$ (10,321)			(11,314)	11,314
Distributions declared (Note 13)		(793)	(28,099)	(9,724)	(1,054)		(39,670)		(39,670)
Share-based compensation, net of accrued distribution		5	195	19	44		263		263
Conversion of subordinated units to common units			$ 46,047	$ (46,047)
Number of units issued for conversion of subordinated units to common units			9,822,358	(9,822,358)
Partnership's profit and total comprehensive income (Note 14)		777	$ 32,073	$ 5,085	896	$ 1,549	40,380		40,380
Balance at the end of the period at Jun. 30, 2017	[1]	$ 11,073	$ 702,445		5,764	$ 140,331	859,613	163,214	1,022,827
Balance at end of period (in units) at Jun. 30, 2017		789,298	38,675,593			5,750,000
Balance at the beginning of the period at Dec. 31, 2017	[1]	$ 11,781	$ 752,456		6,596	$ 139,321	910,154	53,354	963,508	[2]
Balance at beginning of period (in units) at Dec. 31, 2017		836,779	41,002,121			5,750,000
Profit and total comprehensive income attributable to GasLog's operations (see Note 14)								3,673	3,673
Net proceeds from public offerings and issuances of common units and general partner units		$ 935	$ (11)				924		924
Number of units issued for net proceeds from public offerings and issuances of common units and general partner units		38,653	1,020
Settlement of awards vested during the period			33,998
Net proceeds from public offering and issuance of preference units (Note 5)						$ 111,194	111,194		111,194
Number of units issued for net proceeds from public offering and issuance of preference units (see Note 5)						4,600,000
Issuance of common units to GasLog in exchange for contribution of net assets to the Partnership			$ 45,000				45,000	(45,000)
Number of common units issued to GasLog in exchange for contribution of net assets			1,858,975
Cash distribution to GasLog in exchange for net assets contribution to the Partnership								(19,086)	(19,086)
Difference between net book values of acquired subsidiary and consideration paid		$ (486)	$ (6,573)				(7,059)	$ 7,059
Distributions declared (Note 13)		(942)	(44,199)		(1,976)	$ (10,076)	(57,193)		(57,193)
Share-based compensation, net of accrued distribution		7	262		80		349		349
Partnership's profit and total comprehensive income (Note 14)		888	41,152		2,368	10,495	54,903		54,903
Balance at the end of the period at Jun. 30, 2018		$ 12,183	$ 788,087		$ 7,068	$ 250,934	$ 1,058,272		$ 1,058,272
Balance at end of period (in units) at Jun. 30, 2018		875,432	42,896,114			10,350,000

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd., GAS-eight Ltd. and GAS-fourteen Ltd., acquired on May 3, 2017, July 3, 2017, October 20, 2017 and April 26, 2018, respectively, from GasLog (Note 1).
[2]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd., acquired on April 26, 2018 from GasLog Ltd. (“GasLog”) (Note 1).